PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid service fees	$ 3,392	$ 3,620
Prepaid rental expenses (Note)	607	2,734
Staff advances	1,730	597
Prepayment for inventories and others	186	1,731
Government subsidy receivables	931
Receivables from the disposal of subsidiaries	486	574
Receivables from third party payment platform	346	82
Project deposit	431
Interest receivables	176	121
Others	1,994	1,784
Prepaid expenses and other current assets	$ 10,279	$ 11,243